MORTGAGE SERVICING RIGHTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Transfers and Servicing [Abstract]
Number of loans held under MSR portfolio | item	973	976
Unpaid principal amount on servicing assets	$ 4,900,000	$ 4,100,000
Activity related to MSRs
Beginning balance	58,889	59,640
MSRs acquired in asset acquisition		1,259
MSRs purchased	549
Additions, following sale of loan	13,267	7,853
Change in fair value of mortgage servicing rights	(8,798)	(7,650)	$ (2,697)
Prepayments and write-offs	(2,107)	(2,213)
Ending balance	$ 61,800	58,889	$ 59,640
Discount rate (as a percent)	1.00%
Change in fair value of ACRE Capital's MSRs outstanding due to increase (decrease) in weighted average discount rate	$ 2,000	$ 1,800